U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1. Name and address of issuer:

Franklin Investors Securities Trust
777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777

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2. Name of each series or class of funds for which this notice is filed:

Franklin Global Government Income Fund - Class I Franklin Global Government Income Fund - Class II Franklin Short-Intermediate U.S. Government Securities Fund Franklin Convertible Securities Fund - Class I Franklin Convertible Securities Fund - Class II Franklin Adjustable U.S. Government Securities Fund Franklin Equity Income Fund - Class I Franklin Equity Income Fund - Class II Franklin Adjustable Rate Securities Fund

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3. Investment Company Act File Number: 811-4936

   Securities Act File Number: 33-11444

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4. Last day of fiscal year for which this notice is filed: 10/31/96

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): n/a

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7. Number and amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

194,340,240 shares

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     22,268,534 shares

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9. Number and aggregate sale price of securities sold during the fiscal year:

   44,299,507 shares ($495,195,968)

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    44,299,507 shares ($495,195,968)

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
(see Instruction B.7): n/a

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12. Calculation of registration fee:

      (i)      Aggregate sale price of securities sold
               during the fiscal year in
               reliance on rule 24f-2 (from Item 10):
                                                            $495,195,968
      (ii)     Aggregate  price of shares  issued in
               connection  with  dividend reinvestment
               plans (from Item 11, if applicable):

      (iii)    Aggregate price of shares redeemed
               or repurchased during the fiscal
               year (if applicable):                   +    n/a

      (iv)     Aggregate  price of shares redeemed or
               repurchased and previously applied as
               a reduction to filing fees  pursuant
               to rule 24e-2 (if applicable):
                                                       -    $519,998,115

      (v)      Net aggregate price of securities sold
               and issued during the fiscal year in
               reliance on rule 24f-2 [line (i),
               plus line (ii), less line (iii),
               plus line (iv)] (if applicable):        +    0

      (vi)     Multiplier prescribed by Section 6(b)
               of the Securities Act of 1933 or other
               applicable law or regulation
               (see Instruction C.6):                  x    1/2900

      (vii)    Fee due [line (i) or line (v)
               multiplied by line (vii)]:                   $0


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13. Check box if fees are being remitted to the Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                           [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By /s/LARRY GREENE
   ASSISTANT SECRETARY
   Date 12/20/96


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                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                      PHILADELPHIA, PENNSYLVANIA 19103-7098
                                 (215) 564-8000


December 16, 1996


Franklin Investors Securities Trust
777 Mariners Island Boulevard
San Mateo, California  94404

         Re:      FRANKLIN INVESTORS SECURITIES TRUST

Gentlemen:

                  We have examined the Agreement and Declaration of Trust of Franklin Investors Securities Trust ("Fund"), a Massachusetts Business Trust, the Bylaws of the Fund, its form of Share Certificate, and the various pertinent Trust proceedings we deem material. We have also examined the Notification of Registration and the Registration Statements filed under the Investment Company Act of 1940 ("Investment Company Act") and the Securities Act of 1933 ("Securities Act"), all as amended to date, as well as other items we deem material to this opinion.

                  You have advised us that the Fund is about to file, pursuant to the provisions of Rule 24f-2 under the Investment Company Act, a Notice for the purpose of registering under the Securities Act the 44,299,507 shares sold by the Fund pursuant to Rule 24f-2 during its fiscal year ended October 31, 1996. You have informed us that the shares were sold in accordance with the Fund's usual method of distributing its shares whereby currently effective prospectuses are made available for delivery to offerees and purchasers of shares in accordance with Section 5(b) of the Securities Act.

                  Based upon the foregoing information and examination, it is our opinion that the 44,299,507 shares of beneficial interest in the Fund sold between November 1, 1995 and October 31, 1996 pursuant to Rule 24f-2 have been duly and validly issued and are fully-paid, non-assessable, legally outstanding shares of capital stock of the Fund.

                  We hereby consent to the use of this opinion as an exhibit to the Notice under Rule 24f-2 of the Act, covering the registration of the said shares under the Securities Act and we further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

Very truly yours,

STRADLEY, RONON, STEVENS & YOUNG, LLP

/S/ Audrey C. Talley